Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV - REINSURANCE
For the Twelve Months Ended December 31, 2021, 2020 and 2019

Premiums Written

	Direct	Assumed	Ceded	Net Amount
	($ in millions)
2021	$2,341.4	$1,597.0	$(1,350.7)	$2,587.7
2020(1)	$2,042.1	$1,656.4	$(1,120.7)	$2,577.8
2019	$1,956.9	$1,485.5	$(1,014.5)	$2,427.9

Premiums Earned

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount	Percentage of Amount Assumed to Net
	($ in millions, except for percentages)
2021	$2,139.1	$1,479.2	$(1,207.8)	$2,410.5	61.4%
2020(1)	$2,026.4	$1,612.0	$(1,110.9)	$2,527.5	63.8%
2019	$1,927.5	$1,494.9	$(1,129.1)	$2,293.3	65.2%
 (1) For the period twelve months ended December 31, 2020 net premiums written and net premiums earned have been corrected downward by $5.1 million for immaterial errors. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details